Investment properties - Changes in investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Reconciliation of changes in investment property [abstract]
Beginning balance	₩ 387,464		₩ 280,239
Beginning balance (2019)				₩ 178,910
Deducted amount at the beginning of the period				199,286
Changes in investment property [abstract]
Acquisition	0		76,588	70,346
Disposal	0		(353)	(193)
Depreciation	(2,809)		(2,689)	(2,225)
Transfer	6,095		30,431	32,394
Foreign currencies translation adjustments	(1,255)		267	402
Business combination	0		10,557	0
Others	0		(7,576)	605
Ending balance	₩ 389,495	$ 327,692	₩ 387,464	₩ 280,239